SELLING AND MARKETING EXPENSES	12 Months Ended
Jun. 30, 2026
Selling And Marketing Expenses
SELLING AND MARKETING EXPENSES

22.	SELLING AND MARKETING EXPENSES

The components of the Company’s selling and marketing expenses for the years ended June 30, 2024, 2025 and 2026, are as follows:

	For the years ended June 30,
	2024	2025	2026	2026
	JPY’000	JPY’000	JPY’000	US$’000
Advertising and marketing expenses	212,088	248,769	199,493	1,227
Advertising and marketing expenses – related party	—	7,331	1,560	10
Staff-related costs	12,527	15,063	30,394	187
Market expansion expenses	2,400	—	6,044	37
Depreciation expense of property and equipment	1,085	1,107	739	4
Total	228,100	272,270	238,230	1,465

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS